Submission	Aug. 05, 2024
Submission [Line Items]
Central Index Key	0000040987
Registrant Name	Genuine Parts Company
Registration File Number	333-275097
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES